INSURANCE - Insurance contract assets and reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INSURANCE
Liabilities	$ 14,112	$ (88,049)
Remaining coverage
INSURANCE
Assets	170,526	2,221
Liability for incurred claim
INSURANCE
Liabilities	(156,414)	(90,270)
Insurance contract assets
INSURANCE
Assets	2,932,605	2,584,996	$ 2,387,312
Insurance contract assets | Remaining coverage
INSURANCE
Assets	4,852,951	3,752,300	4,551,088
Insurance contract assets | Liability for incurred claim | Present value of future cash flow
INSURANCE
Assets	(1,829,162)	(1,117,877)	(2,066,782)
Insurance contract assets | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Assets	(91,184)	(49,427)	(96,994)
Insurance contract assets | Liability for insurance acquisition | Present value of future cash flow
INSURANCE
Assets	(1,829,162)	(1,117,877)
Insurance contract assets | Liability for insurance acquisition | Risk adjustment for non-financial risk
INSURANCE
Assets	(91,184)	(49,427)
Assets for remaining coverage
INSURANCE
Assets	81,125	(10,955)
Assets for remaining coverage | Remaining coverage
INSURANCE
Assets	(60,632)	(53,989)
Assets for remaining coverage | Assets for reinsurance account
INSURANCE
Assets	141,757	43,034
Assets for remaining coverage | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Assets	141,757
Reinsurance contract liabilities
INSURANCE
Liabilities		(10,955)	(409,042)
Reinsurance contract liabilities | Remaining coverage
INSURANCE
Liabilities		(53,989)	(420,035)
Reinsurance contract liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities		43,034	$ 10,993
Reinsurance liabilities contracts held
INSURANCE
Liabilities	(17,847)	(10,955)
Reinsurance liabilities contracts held | Remaining coverage
INSURANCE
Liabilities	(19,212)	(53,989)
Reinsurance liabilities contracts held | Liability for reinsurance account
INSURANCE
Liabilities	1,365
Reinsurance liabilities contracts held | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities	$ 1,365	$ 43,034